Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2020
Earnings per share [abstract]
Schedule of reconciliation of the calculation of basic and diluted earnings (loss) per share
A reconciliation of the calculation of basic and diluted loss per share is as follows:

	Fiscal Year Ended June 30,
	2020	2019	2018
	(U.S. $ and shares in thousands, except per share data)
Numerator:
Net loss attributable to ordinary shareholders:	$(350,654)	$(637,621)	$(113,432)
Denominator:
Weighted-average ordinary shares outstanding—basic	244,844	238,611	231,184
Weighted-average ordinary shares outstanding—diluted	244,844	238,611	231,184
Net loss per share attributable to ordinary shareholders:
Basic net loss per share	$(1.43)	$(2.67)	$(0.49)
Diluted net loss per share	$(1.43)	$(2.67)	$(0.49)